Equity (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercised	195,468	20,596
Increase in equity	$ 4.3	$ 0.4
Unrecognized compensation cost	$ 5.6
Weighted average period for recognition	1 year 7 months 6 days
RSUs and PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 51.3
Weighted average period for recognition	3 years 1 month 6 days